Property and Equipment, Net	6 Months Ended
Oct. 31, 2023
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 6 – Property and equipment, net

Property and equipment, net consist of the following:

	As of April 30, 2023	As of October 31, 2023
	JPY	JPY	USD
		(Unaudited)	(Unaudited)
At cost:
Office equipment	3,223,064	3,455,291	22,813
Total	3,223,064	3,455,291	22,813
Accumulated depreciation	(1,156,051)	(1,702,690)	(11,242)
Property and equipment, net	2,067,013	1,752,601	11,571

Depreciation expense for the six months ended October 31, 2022 and 2023 amounted to JPY324,216 and JPY546,638 (USD 3,610), respectively.